Financial Assets and Financial Liabilities - Schedule of Financial Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets at FVTPL
Equity investment at FVTPL	¥ 1,000
Total non-current financial assets at FVTPL	1,000
Total financial assets at FVTPL	1,000
Current
Trade receivables	111,104	¥ 181,722
Financial assets included in prepayments, other receivables and other assets	4,733	6,377
Net investments in subleases	355	211
Amounts due from related parties	306	1,763
Amounts due from shareholders	100	100
Cash and cash equivalents	59,045	25,719	¥ 23,010	¥ 31,128
Total current financial assets	175,643	215,892
Non-current
Financial assets included in prepayments, other receivables and other assets	3,010	148
Net investments in subleases	0	202
Total non-current financial assets at amortised cost	3,010	350
Total financial assets at amortised cost	178,653	216,242
Total financial assets	¥ 179,653	¥ 216,242